As filed with the Securities and Exchange Commission on March 21, 2017

Securities Act File No. 2-95973

Investment Company Act File No. 811-4236

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 246	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 247

JPMORGAN TRUST II

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Carmine Lekstutis, Esq. JPMorgan Chase & Co. 270 Park Avenue New York, NY 10017	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (b).

☐	on pursuant to paragraph (a)(1).

☐	on (date) pursuant to paragraph (a)(2).

If	appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 246 relates to the following funds:

J.P. Morgan Income Funds

JPMorgan Core Plus Bond Fund

JPMorgan High Yield Fund

JPMorgan Mortgage-Backed Securities Fund

J.P. Morgan Investor Funds

JPMorgan Investor Conservative Growth Fund

JPMorgan Investor Balanced Fund

JPMorgan Investor Growth & Income Fund

JPMorgan Investor Growth Fund

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Income Fund

JPMorgan Large Cap Growth Fund

JPMorgan Mid Cap Growth Fund

JPMorgan Small Cap Growth Fund

J.P. Morgan Municipal Bond Funds

JPMorgan Municipal Income Fund

JPMorgan Tax Free Bond Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust II, certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 21st day of March, 2017.

JPMorgan Trust II

By:	Brian S. Shlissel*
Brian S. Shlissel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on March 21, 2017.

	Dr. Matthew Goldstein*	Marilyn McCoy*
	Dr. Matthew Goldstein Trustee	Marilyn McCoy Trustee

	John F. Finn*	Mitchell M. Merin*
	John F. Finn Trustee	Mitchell M. Merin Trustee

	Dennis Harrington*	Robert A. Oden, Jr.*
	Dennis Harrington Trustee	Robert A. Oden, Jr. Trustee

	Frankie D. Hughes*	Marian U. Pardo*
	Frankie D. Hughes Trustee	Marian U. Pardo Trustee

	Peter C. Marshall*	Frederick W. Ruebeck*
	Peter C. Marshall Trustee	Frederick W. Ruebeck Trustee

	Mary E. Martinez*	James J. Schonbachler*
	Mary E. Martinez Trustee	James J. Schonbachler Trustee

	Laura M. Del Prato*	Brian S. Shlissel*
	Laura M. Del Prato Treasurer and Principal Financial Officer	Brian S. Shlissel President and Principal Executive Officer

*By:	/s/ Carmine Lekstutis
Carmine Lekstutis Attorney-in-Fact

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase